Leasing (Tables)	12 Months Ended
Dec. 31, 2023
Leasing [Abstract]
Schedule of Right for use Asset
Office building
Cost
Balance as of January 1, 2023	1,562
Additions	1,129
Balance as of December 31, 2023	2,691

Accumulated amortization
Balance as of January 1, 2023	995
Additions	425
Balance as of December 31, 2023	1,420

Amortized cost as of December 31, 2023	1,271
Office building
Cost
Balance as of January 1, 2022 and December 31, 2022	1,562

Accumulated amortization
Balance as of January 1, 2022	570
Additions	425
Balance as of December 31, 2022	995

Amortized cost as of December 31, 2022	567

Schedule of Lease Liability
Office building

Balance as of January 1, 2023	648
Additions	1,129
Interest expenses	22
Lease payments	(467)

Balance as of December 31, 2023	1,332
Office building

Balance as of January 1, 2022	1,562
Interest expenses	43
Lease payments	(467)

Balance as of December 31, 2022	648

Schedule of Amounts Recognized In Profit And Loss	G.Amounts recognized in statements of cash flow:
	Year ended December 31,
	2023	2022	2021
Amortization of the right for usage asset	425	425	398
Interest expense in respect of leasing	22	43	61
Repayment of principal in respect of leasing	467	467	440

Schedule of Analysis of Contractual Payment Dates Of Leasing Liability	Total negative cash flows in respect of leasing for the years ended December 31, 2023, 2022 and 2021 are approximately NIS 489, NIS 510 and NIS 501, respectively.
Up to a year	352
Between 1-2 years	469
More than 2 years	704
Total (undiscounted)	1,525